UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.1%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
CONSUMER DISCRETIONARY - 5.1%
   Nike, Cl B .....................................       12,000   $     741,120
   Walt Disney ....................................       23,900         715,327
                                                                   -------------
                                                                       1,456,447
                                                                   -------------
CONSUMER STAPLES - 6.1%
   Altria Group ...................................        9,100         689,962
   Colgate-Palmolive ..............................        9,300         716,100
   General Mills ..................................        6,300         344,043
                                                                   -------------
                                                                       1,750,105
                                                                   -------------
ENERGY - 14.5%
   Apache .........................................        3,500         334,040
   ConocoPhillips .................................        9,400         755,008
   Exxon Mobil ....................................        7,700         665,280
   Marathon Oil ...................................       14,400         674,640
   McDermott International * ......................       15,500         731,290
   Murphy Oil .....................................        9,200         676,568
   Occidental Petroleum ...........................        4,900         332,563
                                                                   -------------
                                                                       4,169,389
                                                                   -------------
FINANCIAL SERVICES - 23.6%
   American International Group ...................       12,600         695,016
   Arch Capital Group * ...........................        5,000         352,300
   Bank of America ................................       18,600         824,910
   Bank of New York Mellon ........................       15,100         704,113
   Citigroup ......................................       12,800         361,216
   Comerica .......................................       17,400         758,988
   Franklin Resources .............................        3,400         354,382
   Hartford Financial Services Group ..............        8,700         702,699
   JP Morgan Chase ................................       16,900         803,595
   Lazard, Cl A ...................................       10,300         407,056
   Mastercard, Cl A ...............................        1,900         393,300
   Wells Fargo ....................................       12,600         428,526
                                                                   -------------
                                                                       6,786,101
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
HEALTH CARE - 7.5%
   CVS/Caremark ...................................       19,000   $     742,330
   Johnson & Johnson ..............................       10,900         689,534
   Pfizer .........................................       30,300         708,717
                                                                   -------------
                                                                       2,140,581
                                                                   -------------
INDUSTRIALS - 8.6%
   Eagle Bulk Shipping ............................       13,900         343,608
   General Electric ...............................       19,800         701,118
   ITT ............................................        5,900         350,637
   Textron ........................................        6,300         353,115
   United Technologies ............................        9,700         712,077
                                                                   -------------
                                                                       2,460,555
                                                                   -------------
MATERIALS & PROCESSING - 3.6%
   Allegheny Technologies .........................        3,400         239,360
   Freeport-McMoRan Copper & Gold .................        9,000         801,270
                                                                   -------------
                                                                       1,040,630
                                                                   -------------
TECHNOLOGY - 15.9%
   Accenture, Cl A ................................       19,800         685,476
   Automatic Data Processing ......................       16,900         685,633
   Cisco Systems * ................................       28,300         693,350
   International Business Machines ................        6,800         729,912
   MEMC Electronic Materials * ....................        5,100         364,446
   Microsoft ......................................       21,100         687,860
   Oracle * .......................................       34,300         704,865
                                                                   -------------
                                                                       4,551,542
                                                                   -------------
TELEPHONE & TELECOMMUNICATIONS - 4.8%
   AT&T ...........................................       18,200         700,518
   Verizon Communications .........................       17,800         691,352
                                                                   -------------
                                                                       1,391,870
                                                                   -------------
UTILITIES - 7.4%
   Dominion Resources .............................       16,300         700,900

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
UTILITIES - CONTINUED
   Exelon .........................................        9,400   $     716,186
   PG&E ...........................................       17,000         697,680
                                                                   -------------
                                                                       2,114,766
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $27,152,063) ..........................                   27,861,986
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.2%
--------------------------------------------------------------------------------
   Fidelity Money Management Fund,
     Class I, 4.610% (A) ..........................      635,662         635,662
   SEI Daily Income Trust, Government Money
     Market Fund, Cl A, 3.840% (A) ................      287,166         287,166
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $922,828) .............................                      922,828
                                                                   -------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $28,074,891) + ........................                $  28,784,814
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $28,697,389.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL  -  CLASS

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,074,891, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,741,822 AND $(1,031,899), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-007-0200

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 91.8%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
AUTO & TRANSPORTATION - 6.7%
   Alexander & Baldwin ............................       26,100   $   1,191,204
   Eagle Bulk Shipping ............................       57,229       1,414,701
   Ultrapetrol Bahamas * ..........................       38,800         622,740
   Wabtec .........................................       38,649       1,329,139
                                                                   -------------
                                                                       4,557,784
                                                                   -------------
CONSUMER DISCRETIONARY - 5.2%
   Alberto-Culver .................................       52,700       1,411,833
   BJ's Wholesale Club * ..........................       41,600       1,349,504
   Liz Claiborne ..................................       32,500         711,425
   Tempur-Pedic International .....................        2,600          51,532
                                                                   -------------
                                                                       3,524,294
                                                                   -------------
CONSUMER STAPLES - 3.9%
   Molson Coors Brewing, Cl B .....................       30,000       1,340,100
   UST ............................................       25,000       1,299,000
                                                                   -------------
                                                                       2,639,100
                                                                   -------------
FINANCIAL SERVICES - 17.0%
   Alleghany * ....................................        1,722         650,916
   Associated Banc-Corp ...........................       48,800       1,375,184
   Axis Capital Holdings ..........................       34,100       1,365,364
   Cullen .........................................       26,600       1,448,104
   Eaton Vance ....................................       35,800       1,334,266
   Federated Investors ............................       30,100       1,281,357
   Fidelity National Financial, Cl A ..............       35,800         704,902
   Lazard, Cl A ...................................       37,900       1,497,808
   Safety Insurance Group .........................       18,300         714,066
   Willis Group Holdings ..........................       35,600       1,254,544
                                                                   -------------
                                                                      11,626,511
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
HEALTH CARE - 7.5%
   Alpharma, Cl A * ...............................       64,500   $   1,323,540
   Amedisys * .....................................       14,600         622,398
   Barr Pharmaceuticals * .........................       25,100       1,309,969
   Universal Health Services, Cl B ................       26,300       1,239,519
   Valeant Pharmaceuticals International * ........       57,400         649,768
                                                                   -------------
                                                                       5,145,194
                                                                   -------------
INDUSTRIAL - 6.7%
   Gardner Denver * ...............................       39,900       1,294,356
   Joy Global .....................................       12,400         781,820
   Lennox International ...........................       18,100         672,596
   Terex * ........................................       10,300         605,228
   Thomas & Betts * ...............................       27,000       1,221,750
                                                                   -------------
                                                                       4,575,750
                                                                   -------------
MATERIALS & PROCESSING - 7.3%
   Albemarle ......................................       18,300         663,558
   Cambrex ........................................       78,800         748,600
   Cleveland-Cliffs ...............................        8,100         824,904
   Eastman Chemical ...............................       21,900       1,446,933
   URS * ..........................................       29,646       1,301,460
                                                                   -------------
                                                                       4,985,455
                                                                   -------------
OTHER ENERGY - 9.0%
   Arch Coal ......................................       19,500         858,000
   Enbridge Energy Partners LP (A) ................       20,200       1,028,382
   FMC Technologies * .............................       11,800         568,288
   Plains Exploration & Production * ..............       25,600       1,245,184
   Plains All American Pipeline LP (A) ............       19,600         975,884
   Unit * .........................................       30,200       1,513,624
                                                                   -------------
                                                                       6,189,362
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 6.9%
   Equity Lifestyle Properties ....................       14,400         628,848

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
   Healthcare Realty Trust ........................       52,400   $   1,353,492
   Hospitality Properties Trust ...................       41,500       1,408,925
   Mack-Cali Realty ...............................       37,900       1,346,208
                                                                   -------------
                                                                       4,737,473
                                                                   -------------
TECHNOLOGY - 14.2%
   CACI International, Cl A * .....................       29,800       1,298,982
   Cadence Design Systems * .......................       60,000         609,000
   Harris .........................................       22,700       1,241,463
   Jack Henry & Associates ........................       54,207       1,332,408
   Novell * .......................................      198,800       1,264,368
   Perot Systems, Cl A * ..........................       95,200       1,155,728
   Sybase * .......................................       49,100       1,385,602
   Total System Services ..........................       60,600       1,399,860
                                                                   -------------
                                                                       9,687,411
                                                                   -------------
UTILITIES - 7.4%
   DPL ............................................       45,400       1,260,304
   PNM Resources ..................................       61,200       1,182,384
   Southern Union .................................       50,000       1,359,000
   Wisconsin Energy ...............................       27,900       1,270,287
                                                                   -------------
                                                                       5,071,975
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $64,709,746) ..........................                   62,740,309
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.8%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Government Money
     Market Fund, Cl A, 3.840% (B)
      (Cost $4,645,757) ...........................    4,645,757       4,645,757
                                                                   -------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $69,355,503) + ........................                $  67,386,066
                                                                   =============

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $68,355,713.

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2008, THESE SECURITIES AMOUNTED TO $2,004,266 OR 2.96% OF NET ASSETS.
(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL -  CLASS
LP -  LIMITED PARTNERSHIP

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,355,503, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,205,126 AND $(5,174,563), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-006-0200

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.5%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
AUTO & TRANSPORTATION - 5.8%
   Arlington Tankers ..............................       12,100   $     256,762
   Horizon Lines, Cl A ............................        9,200         172,868
   OceanFreight ...................................       14,500         282,895
                                                                   -------------
                                                                         712,525
                                                                   -------------

CONSUMER DISCRETIONARY - 14.7%
   Alberto-Culver .................................        5,000         133,950
   CKE Restaurants ................................        8,500         111,520
   Macquarie Infrastructure Co Trust ..............        7,300         241,338
   Marcus .........................................       14,000         247,940
   Orient-Express Hotels, Cl A ....................        4,700         243,225
   Tupperware Brands ..............................        8,500         314,500
   Vail Resorts * .................................        5,300         250,902
   Warnaco Group * ................................        7,100         254,819
                                                                   -------------
                                                                       1,798,194
                                                                   -------------

CONSUMER STAPLES - 3.7%
   Diamond Foods ..................................       12,600         239,022
   J&J Snack Foods ................................        8,500         212,585
                                                                   -------------
                                                                         451,607
                                                                   -------------

ENERGY - 14.3%
   Foundation Coal Holdings .......................        2,300         120,290
   MarkWest Energy Partners LP (A) ................        7,200         244,800
   Matrix Service * ...............................       13,800         248,676
   NATCO Group, Cl A * ............................        5,100         233,478
   Oil States International * .....................        8,200         287,492
   Penn Virginia ..................................        6,000         255,660
   Targa Resources Partners, LP (A) ...............        8,800         237,600
   Unit * .........................................        2,500         125,300
                                                                   -------------
                                                                       1,753,296
                                                                   -------------

FINANCIAL SERVICES - 12.3%
   Boston Private Financial Holdings ..............       10,700         244,281
   Cathay General Bancorp .........................        4,900         127,057

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
FINANCIAL SERVICES - CONTINUED
   Columbia Banking System ........................        4,800   $     123,408
   IPC Holdings ...................................        9,500         244,435
   KBW * ..........................................        4,700         139,637
   SeaBright Insurance Holdings * .................       17,500         257,075
   Stifel Financial * .............................        5,600         242,760
   Virginia Commerce Bancorp * ....................       10,300         123,703
                                                                   -------------
                                                                       1,502,356
                                                                   -------------

HEALTH CARE - 4.1%
   Five Star Quality Care * .......................       32,500         247,975
   Gentiva Health Services * ......................       14,100         260,568
                                                                   -------------
                                                                         508,543
                                                                   -------------

INDUSTRIAL - 10.6%
   AO Smith .......................................        6,900         241,500
   Hurco * ........................................        3,500         127,995
   Kaydon .........................................        5,600         244,664
   Knoll ..........................................       15,700         209,752
   Middleby * .....................................        3,600         214,596
   Moog, Cl A * ...................................        5,600         257,824
                                                                   -------------
                                                                       1,296,331
                                                                   -------------

MATERIALS & PROCESSING - 6.6%
   Layne Christensen * ............................        6,700         247,230
   Northwest Pipe * ...............................        7,200         298,368
   RTI International Metals * .....................        4,800         265,200
                                                                   -------------
                                                                         810,798
                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS - 8.9%
   Getty Realty ...................................        9,400         247,220
   LaSalle Hotel Properties .......................        9,000         246,690
   Lexington Realty Trust .........................        8,400         125,580
   Post Properties ................................        5,800         245,166
   Sunstone Hotel Investors .......................       13,700         227,968
                                                                   -------------
                                                                       1,092,624
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
TECHNOLOGY - 10.5%
   Benchmark Electronics * ........................       14,900   $     264,475
   Epicor Software * ..............................       21,700         239,785
   Mantech International, Cl A * ..................        6,400         261,760
   SI International * .............................        9,600         262,368
   Teledyne Technologies * ........................        4,900         252,987
                                                                   -------------
                                                                       1,281,375
                                                                   -------------

UTILITIES - 2.0%
   Cleco ..........................................        9,700         250,745
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $12,511,548) ..........................                   11,458,394
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 7.2%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Government Money
     Market Fund, Cl A, 3.840% (B)
      (Cost $885,659) .............................      885,659         885,659
                                                                   -------------

   TOTAL INVESTMENTS - 100.7%
      (Cost $13,397,207) + ........................                $  12,344,053
                                                                   =============
 PERCENTAGES ARE BASED ON NET ASSETS OF $12,260,296.

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITY CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2008, THIS SECURITY AMOUNTED TO $482,400 OR 3.93% OF NET ASSETS.
(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL  -  CLASS
LP  -  LIMITED PARTNERSHIP

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,397,207, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $326,277 AND $(1,379,431), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-009-0200

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 40.4%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
AUTO & TRANSPORTATION - 4.7%
   Arlington Tankers ..............................       62,160   $   1,319,035
   Omega Navigation Enterprises, Cl A .............      172,906       2,916,925
   Teekay LNG Partners LP (A) .....................       45,149       1,303,903
                                                                   -------------
                                                                       5,539,863
                                                                   -------------
CONSUMER STAPLES - 3.4%
   General Mills ..................................       23,899       1,305,124
   UST ............................................       53,000       2,753,880
                                                                   -------------
                                                                       4,059,004
                                                                   -------------
ENERGY - 10.9%
   Copano Energy LP (A) ...........................       41,000       1,448,940
   Enterprise Products Partners LP (A) ............       48,300       1,507,443
   Enbridge Energy Partners LP (A) ................       30,700       1,562,937
   Kinder Morgan Energy Partners LP (A) ...........       51,800       2,966,068
   Penn Virginia Resource Partners LP (A) .........       64,000       1,599,360
   Plains All American Pipeline LP (A) ............       27,700       1,379,183
   TC Pipelines LP (A) ............................       43,500       1,544,250
   Williams Pipeline Partners LP (A)* .............       47,900         929,260
                                                                   -------------
                                                                      12,937,441
                                                                   -------------
FINANCIAL SERVICES - 2.5%
   Allstate .......................................       30,000       1,478,100
   Bank of America ................................       34,200       1,516,770
                                                                   -------------
                                                                       2,994,870
                                                                   -------------
HEALTH CARE - 2.6%
   Pfizer .........................................      130,200       3,045,378
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
INDUSTRIALS - 2.5%
   General Electric ...............................       85,100   $   3,013,391
                                                                   -------------
MATERIALS & PROCESSING - 1.2%
   Dow Chemical ...................................       36,400       1,407,224
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 12.6%
   AvalonBay Communities ..........................       15,100       1,418,645
   Boston Properties ..............................       32,700       3,005,784
   Getty Realty ...................................       57,600       1,514,880
   Healthcare Realty Trust ........................      115,900       2,993,697
   Mack-Cali Realty ...............................       48,200       1,712,064
   Rayonier .......................................       66,900       2,831,208
   UDR ............................................       63,600       1,451,988
                                                                   -------------
                                                                      14,928,266
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $49,711,465) ..........................                   47,925,437
                                                                   -------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 25.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.4%
   CBS, 7.250% ....................................      134,600       3,277,510
   Comcast, 7.000% ................................      131,700       3,197,676
                                                                   -------------
                                                                       6,475,186
                                                                   -------------
FINANCIAL SERVICES - 15.8%
   Bank One Capital VI, 7.200% ....................      125,000       3,136,250
   Barclays Bank, 6.625% ..........................       66,900       1,657,782
   Citigroup, 8.125% ..............................      113,500       2,975,970
   Fannie Mae, 7.015% (B) .........................       35,000       1,734,688
   General Electric Capital, 5.875% ...............       84,800       2,086,080
   Lehman Brothers Holdings, Ser G, 5.428% (B) ....      110,600       2,291,632
   Metlife, Ser A, 5.865% (B) .....................      129,000       2,819,940

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
FINANCIAL SERVICES - CONTINUED
   Wells Fargo Capital IV, 7.000% .................       81,400   $   2,039,884
                                                                   -------------
                                                                      18,742,226
                                                                   -------------
REAL ESTATE INVESTMENT TRUST - 2.9%
   Public Storage, Ser M, 6.625% ..................      149,800       3,407,950
                                                                   -------------
UTILITIES - 1.3%
   FPL Group Capital, 7.450% ......................       60,100       1,568,610
                                                                   -------------
   TOTAL PREFERRED STOCK
      (Cost $31,500,997) ..........................                   30,193,972
                                                                   -------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.6%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                      ----------
   FHLB
      4.625%, 11/21/08 ............................   $3,250,000       3,299,686
   FHLMC
      5.125%, 04/18/08 ............................    2,750,000       2,762,936
      5.000%, 01/16/09 ............................    3,500,000       3,580,003
      3.625%, 09/15/08 ............................    3,000,000       3,015,918
   FNMA
      3.250%, 02/15/09 ............................    3,500,000       3,522,540
                                                                   -------------
   TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS
      (Cost $15,934,852) ..........................                   16,181,083
                                                                   -------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 3.2%
--------------------------------------------------------------------------------
ENERGY - 1.5%
   Anadarko Petroleum
      5.391%, 09/15/09 (B) ........................    1,750,000       1,710,166
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------   -------------
FINANCIAL SERVICES - 0.8%
   American Express MTN
      4.241%, 06/16/11 (B) ........................   $1,000,000   $     973,489
                                                                   -------------
INDUSTRIAL - 0.9%
   Freeport-McMoRan Copper & Gold
      8.394%, 04/01/15 (B) ........................    1,100,000       1,079,375
                                                                   -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,872,685) ...........................                    3,763,030
                                                                   -------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 13.6%
--------------------------------------------------------------------------------
   U.S. Treasury Bills
      3.956%, 03/20/08 (C) ........................    2,000,000       1,995,346
      3.952%, 04/17/08 (C) ........................    2,300,000       2,290,968
                                                                   -------------
                                                                       4,286,314
                                                                   -------------
   U.S. Treasury Notes
      4.875%, 04/30/08 ............................    3,000,000       3,020,625
      4.875%, 05/31/08 ............................    2,725,000       2,749,694
      4.875%, 08/31/08 ............................    3,000,000       3,045,234
      3.375%, 02/15/08 ............................    3,000,000       3,001,641
                                                                   -------------
                                                                      11,817,194
                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $15,990,685) ..........................                   16,103,508
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.2%
--------------------------------------------------------------------------------
                                                        SHARES
                                                      ----------
   Fidelity Money Management Fund,
    Class I, 4.610% (D) ...........................    1,851,584       1,851,584

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
   SEI Daily Income Trust, Government Money
    Market Fund, Cl A, 3.840% (D) .................      793,536   $     793,536
                                                                   -------------

   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,645,120) ...........................                    2,645,120
                                                                   -------------

   TOTAL INVESTMENTS - 98.4%
      (Cost $119,655,804) + .......................                $ 116,812,150
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $118,710,188.

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2008, THESE SECURITIES AMOUNTED TO $14,241,344 OR 12.00% OF NET ASSETS.
(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(C)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL    - CLASS
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LP    - LIMITED PARTNERSHIP
MTN   - MEDIUM TERM NOTE
SER   - SERIES

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $119,655,804, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,564,279 AND $(4,407,933), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-005-0200

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 57.8%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------

CONSUMER DISCRETIONARY - 3.1%
   Nike, Cl B .....................................        2,500   $     154,400
   Walt Disney ....................................        4,600         137,678
                                                                   -------------
                                                                         292,078
                                                                   -------------
CONSUMER STAPLES - 3.6%
   Altria Group ...................................        1,800         136,476
   Colgate-Palmolive ..............................        1,800         138,600
   General Mills ..................................        1,200          65,532
                                                                   -------------
                                                                         340,608
                                                                   -------------
ENERGY - 8.8%
   Apache .........................................          800          76,352
   ConocoPhillips .................................        1,900         152,608
   Exxon Mobil ....................................        1,500         129,600
   Marathon Oil ...................................        2,400         112,440
   McDermott International * ......................        3,200         150,976
   Murphy Oil .....................................        1,900         139,726
   Occidental Petroleum ...........................        1,100          74,657
                                                                   -------------
                                                                         836,359
                                                                   -------------
FINANCIAL SERVICES - 14.1%
   American International Group ...................        2,300         126,868
   Arch Capital Group * ...........................          900          63,414
   Bank of America ................................        3,800         168,530
   Bank of New York Mellon ........................        3,400         158,542
   Citigroup ......................................        2,600          73,372
   Comerica .......................................        3,600         157,032

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                      ----------   -------------
FINANCIAL SERVICES - CONTINUED
   Franklin Resources .............................          500   $      52,115
   Hartford Financial Services Group ..............        1,600         129,232
   JP Morgan Chase ................................        3,400         161,670
   Lazard, Cl A ...................................        1,900          75,088
   Mastercard, Cl A ...............................          400          82,800
   Wells Fargo ....................................        2,600          88,426
                                                                   -------------
                                                                       1,337,089
                                                                   -------------
HEALTH CARE - 4.4%
   CVS/Caremark ...................................        3,800         148,466
   Johnson & Johnson ..............................        2,100         132,846
   Pfizer .........................................        6,000         140,340
                                                                   -------------
                                                                         421,652
                                                                   -------------
INDUSTRIALS - 5.0%
   Eagle Bulk Shipping ............................        2,400          59,328
   General Electric ...............................        3,900         138,099
   ITT ............................................        1,000          59,430
   Textron ........................................        1,200          67,260
   United Technologies ............................        2,000         146,820
                                                                   -------------
                                                                         470,937
                                                                   -------------
MATERIALS & PROCESSING - 2.3%
   Allegheny Technologies .........................          700          49,280
   Freeport-McMoRan Copper & Gold .................        1,900         169,157
                                                                   -------------
                                                                         218,437
                                                                   -------------
TECHNOLOGY - 9.7%
   Accenture, Cl A ................................        3,900         135,018
   Automatic Data Processing ......................        3,500         141,995
   Cisco Systems * ................................        5,900         144,550
   International Business Machines ................        1,400         150,276
   MEMC Electronic Materials * ....................        1,000          71,460
   Microsoft ......................................        4,300         140,180

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   -------------
TECHNOLOGY - CONTINUED
   Oracle * .......................................        6,700   $     137,685
                                                                   -------------
                                                                         921,164
                                                                   -------------
TELECOMMUNICATION SERVICES - 2.8%
   AT&T ...........................................        3,600         138,564
   Verizon Communications .........................        3,300         128,172
                                                                   -------------
                                                                         266,736
                                                                   -------------
UTILITIES - 4.0%
   Dominion Resources .............................        3,000         129,000
   Exelon .........................................        1,700         129,523
   PG&E ...........................................        3,000         123,120
                                                                   -------------
                                                                         381,643
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $5,226,139) ...........................                    5,486,703
                                                                   -------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                      ----------
   FHLB
      5.375%, 05/18/16 ............................   $  100,000         109,086
      5.125%, 06/18/08 ............................       70,000          70,590
      4.625%, 11/21/08 ............................      120,000         121,835
      3.875%, 01/15/10 ............................       60,000          61,317
   FHLMC
      5.125%, 07/15/12 ............................      100,000         107,542
      5.501%, 02/13/08 ............................      100,000          99,918
      5.000%, 07/15/14 ............................       60,000          64,388
      4.750%, 12/08/10 ............................       80,000          83,735
      4.250%, 07/15/09 ............................      125,000         127,842
      3.625%, 09/15/08 ............................      125,000         125,663
   FNMA
      5.375%, 11/15/11 ............................       60,000          64,797
      5.000%, 04/15/15 ............................       60,000          64,292
      4.375%, 03/15/13 ............................       60,000          62,575
      4.250%, 03/14/08 ............................      100,000          99,691
      4.250%, 05/15/09 ............................      125,000         127,536

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------   -------------
   FNMA - continued
      4.250%, 08/15/10 ............................   $  100,000   $     103,393
      3.250%, 02/15/09 ............................      100,000         100,644
                                                                   -------------

   TOTAL U.S. GOVERNMENT AGENCY
     OBLIGATIONS
      (Cost $1,536,579) ...........................                    1,594,844
                                                                   -------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 5.0%
--------------------------------------------------------------------------------
ENERGY - 2.4%
   Apache
      5.250%, 04/15/13 ............................       75,000          78,192
   ChevronTexaco Capital
      3.375%, 02/15/08 ............................       75,000          75,005
   General Electric
      5.000%, 02/01/13 ............................       75,000          77,331
                                                                   -------------
                                                                         230,528
                                                                   -------------
FINANCIAL SERVICES - 0.7%
   Citigroup
      6.500%, 01/18/11 ............................       60,000          63,523
                                                                   -------------
INDUSTRIALS - 0.8%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ............................       75,000          75,853
                                                                   -------------
TECHNOLOGY - 1.1%
   International Business Machines
      5.700%, 09/14/17 ............................      100,000         105,050
                                                                   -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $461,727) .............................                      474,954
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 13.5%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------   -------------
   U.S. Treasury Bills
      3.956%, 03/20/08 (A) ........................   $  100,000   $      99,767
      3.328%, 05/22/08 (A) ........................      100,000          99,404
                                                                   -------------
                                                                         199,171
                                                                   -------------
   U.S. Treasury Notes
      5.125%, 05/15/16 ............................      105,000         117,034
      4.875%, 04/30/08 ............................      115,000         115,791
      4.875%, 05/31/08 ............................      100,000         100,906
      4.875%, 08/31/08 ............................      125,000         126,885
      4.750%, 02/28/09 ............................      125,000         128,437
      4.250%, 08/15/15 ............................       95,000         100,485
      4.000%, 02/15/15 ............................      110,000         115,019
      3.375%, 02/15/08 ............................      125,000         125,068
      3.375%, 12/15/08 ............................      150,000         151,582
                                                                   -------------
                                                                       1,081,207
                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,242,892) ............................                    1,280,378
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.4%
--------------------------------------------------------------------------------
                                                        SHARES
                                                      ----------
   Fidelity Money Management Fund,
    Class I, 4.610% (B) ...........................      431,622         431,622
   SEI Daily Income Trust, Government Money
    Market Fund, Cl A, 3.840% (B) .................      176,612         176,612
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $608,234) .............................                      608,234
                                                                   -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $9,075,571) + .........................                $   9,445,113
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $9,488,295.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL    - CLASS
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,075,571, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $622,656 AND $(253,114), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-008-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.